Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes

Note 9 – Income Taxes

We are currently open to audit under the statute of limitations by the Internal Revenue Service for the years ending December 31, 2007 through 2010. Our 2004 income tax return was reviewed by the Internal Revenue Service. No material items were discovered and the review was finalized in 2006. Our state income tax returns are open to audit under the statute of limitations for the years ending December 31, 2007 through 2010.

Due to the recent history of tax losses, the economic conditions in which we operate, recent organizational changes, and near term projections, we concluded that it is more likely than not that any of our deferred income tax assets will be realized. As a result, we have recorded a full valuation allowance for the net deferred tax asset.

Note 10 – Income Taxes

Provision (Benefit) for Income Taxes

The provision for income taxes consists of the following:

	$1,599,62555	$1,599,62555
	2010	2009
Current tax provision	$—	$—
Deferred tax (benefit) provision	—	—

Total tax (benefit) provision	$—	$—

A reconciliation of the expected Federal statutory rate of 34% to the Company's actual rate as reported for each of the periods presented is as follows:

	$1,599,6251	$1,599,6251
	2010	2009
Expected statutory rate	(34)%	(34)%
State income tax rate, net of federal benefit	(4)%	(4)%
Permanent differences	4%	99%
Impairment differences	—	—
Valuation allowance	34%	(68)%
Other	—%	7%

	—	—

Deferred Income Taxes

Deferred income taxes are the result of timing differences between book and tax basis of certain assets and liabilities, timing of income and expense recognition of certain items and net operating loss carry-forwards.

The Company assesses temporary differences resulting from different treatments of items for tax and accounting purposes. These differences result in deferred tax assets and liabilities, which are recorded in the consolidated balance sheets. The Company evaluates the realizability of its deferred tax assets and assesses the need for a valuation allowance on an ongoing basis. In evaluating its deferred tax assets, the Company considers whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred tax assets depends upon generating sufficient future taxable income prior to the expiration of the tax attributes. In assessing the need for a valuation allowance the Company must project future levels of taxable income. This assessment requires significant judgment. The Company examined the evidence related to a recent history of tax losses, the economic conditions in which it operates, recent organizational changes and, its forecasts and projections. As a result, the Company was unable to support a conclusion that it is more likely than not that any of its deferred tax assets will be realized. The Company therefore has recorded a full valuation for the net deferred tax assets as of December 31, 2010 and 2009.

The Company will continue to evaluate its deferred tax assets to determine whether any changes in circumstances could affect the realization of their future benefit. If it is determined in future periods that portions of the Company's deferred income tax assets satisfies the realization standard, the valuation allowance will be reduced accordingly. The 2010 net increase of approximately $1.8 million in valuation allowance related to deferred tax assets from operating loss carryforwards.

The following is a schedule of the deferred tax assets and liabilities as of December 31, 2010 and 2009:

	2010	2009
Deferred tax assets:
Net operating loss carry forward	$5,871,000	$4,445,000
Intangible assets	4,984,000	5,225,000
Deferred rent	381,000	242,000
Depreciation	272,000	—
Allowance for doubtful accounts	406,000	689,000
Stock based expenses	324,000	325,000
Other	214,000	214,000

Subtotal	12,452,000	11,140,000
Less valuation allowance	(12,452,000)	(10,641,000)

Total	—	499,000
Less: current portion	—	—
Non-current portion	—	499,000

Deferred tax liabilities:
Depreciation	—	499,000
Intangibles	—	—

Total	—	499,000
Less: current portion	—	—

Non-current portion	—	499,000

Total deferred tax assets (liabilities)	—	—

The net operating losses amounted to approximately $15.4 million and expire beginning 2022 through 2030.

Under the Internal Revenue Code of 1986, as amended, these losses can be carried forward twenty years. The Company has approximately $2.8 million of carry forward deductions from 2006 relating to stock options exercised as of December 31, 2010.

The adoption of provisions, required by ASC 740, did not result in any adjustments.

The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ending December 31, 2007 through 2010. The Company and its subsidiaries state income tax returns are open to audit under the statute of limitations for the years ending December 31, 2007 through 2010.

The Company recognizes interest and penalties related to income taxes in income tax expense. The Company had incurred no penalties and interest for the years ended December 31, 2010 and 2009.